Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets	Intangible assets consist of the following:
	March 31,	December 31,
	2014	2013

Patents	$208,943	$208,943
Less: Accumulated amortization	100,820	96,653

Intangible assets, net	$108,123	$112,290

Intangible assets consist of the following:
	December 31,	December 31,
	2013	2012

Patents	$208,943	$208,943
Less: Accumulated amortization	96,653	79,985

Intangible assets, net	$112,290	$128,958